Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
June 30, 2021
MAG-K6-NPRT1-0821
1.9893880.102

Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.5%
Entertainment - 3.3%
Netflix, Inc. (a)	8,242	4,353,507
The Walt Disney Co. (a)	28,961	5,090,475
		9,443,982
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	2,909	7,103,167
Class C (a)	2,796	7,007,671
Facebook, Inc. Class A (a)	26,953	9,371,828
Match Group, Inc. (a)	4,005	645,806
		24,128,472
Media - 2.8%
Charter Communications, Inc. Class A (a)	4,856	3,503,361
Comcast Corp. Class A	80,783	4,606,247
		8,109,608
TOTAL COMMUNICATION SERVICES		41,682,062
CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc. (a)	22,638	2,730,596
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	4,076	14,022,092
Multiline Retail - 0.9%
Dollar General Corp.	12,580	2,722,186
Specialty Retail - 1.8%
The Home Depot, Inc.	15,844	5,052,493
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	28,056	4,334,371
TOTAL CONSUMER DISCRETIONARY		28,861,738
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	9,705	3,839,977
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	9,520	3,028,122
TOTAL CONSUMER STAPLES		6,868,099
FINANCIALS - 7.4%
Capital Markets - 5.4%
BlackRock, Inc. Class A	3,940	3,447,382
Intercontinental Exchange, Inc.	24,190	2,871,353
Moody's Corp.	8,844	3,204,800
MSCI, Inc.	5,685	3,030,560
S&P Global, Inc.	7,690	3,156,361
		15,710,456
Insurance - 2.0%
Arthur J. Gallagher & Co.	18,165	2,544,553
Marsh & McLennan Companies, Inc.	22,414	3,153,202
		5,697,755
TOTAL FINANCIALS		21,408,211
HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 3.8%
Danaher Corp.	15,126	4,059,213
IDEXX Laboratories, Inc. (a)	5,064	3,198,169
Intuitive Surgical, Inc. (a)	3,891	3,578,319
		10,835,701
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	13,353	5,347,075
Health Care Technology - 1.0%
Veeva Systems, Inc. Class A (a)	8,884	2,762,480
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	8,005	4,038,282
Pharmaceuticals - 1.1%
Zoetis, Inc. Class A	16,737	3,119,107
TOTAL HEALTH CARE		26,102,645
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	19,418	2,411,327
TransDigm Group, Inc. (a)	4,400	2,848,076
		5,259,403
Electrical Equipment - 1.0%
AMETEK, Inc.	21,047	2,809,775
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	3,756	1,766,071
Professional Services - 3.8%
CoStar Group, Inc. (a)	3,360	278,275
Equifax, Inc.	10,947	2,621,916
IHS Markit Ltd.	26,656	3,003,065
TransUnion Holding Co., Inc.	22,356	2,454,912
Verisk Analytics, Inc.	14,642	2,558,250
		10,916,418
Road & Rail - 1.6%
Old Dominion Freight Lines, Inc.	3,981	1,010,378
Union Pacific Corp.	15,737	3,461,038
		4,471,416
TOTAL INDUSTRIALS		25,223,083
INFORMATION TECHNOLOGY - 40.2%
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	40,386	2,762,806
IT Services - 7.0%
Accenture PLC Class A	14,213	4,189,850
MasterCard, Inc. Class A	13,767	5,026,194
PayPal Holdings, Inc. (a)	18,153	5,291,236
Visa, Inc. Class A	24,123	5,640,440
		20,147,720
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	16,762	2,885,746
Applied Materials, Inc.	26,032	3,706,957
KLA Corp.	8,670	2,810,901
Lam Research Corp.	4,916	3,198,841
NVIDIA Corp.	8,432	6,746,443
Texas Instruments, Inc.	19,770	3,801,771
		23,150,659
Software - 17.4%
Adobe, Inc. (a)	8,339	4,883,652
ANSYS, Inc. (a)	7,921	2,749,062
Autodesk, Inc. (a)	11,220	3,275,118
Cadence Design Systems, Inc. (a)	19,677	2,692,207
Fortinet, Inc. (a)	12,493	2,975,708
Intuit, Inc.	7,824	3,835,090
Microsoft Corp.	69,774	18,901,777
Salesforce.com, Inc. (a)	17,490	4,272,282
ServiceNow, Inc. (a)	6,258	3,439,084
Synopsys, Inc. (a)	11,171	3,080,850
		50,104,830
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	142,012	19,449,964
TOTAL INFORMATION TECHNOLOGY		115,615,979
MATERIALS - 2.3%
Chemicals - 2.3%
Linde PLC	12,926	3,736,907
Sherwin-Williams Co.	10,975	2,990,139
		6,727,046
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	12,390	3,347,035
Equinix, Inc.	3,710	2,977,646
Prologis (REIT), Inc.	26,877	3,212,608
		9,537,289
UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	50,859	3,726,948
TOTAL COMMON STOCKS (Cost $208,431,628)		285,753,100

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $4,481,483)	4,480,587	4,481,483

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $212,913,111)	290,234,583
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(2,488,535)
NET ASSETS - 100.0%	287,746,048

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,664,234	15,211,581	12,394,332	247	-	-	4,481,483	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	451,000	1,339,444	1,790,444	-	-	-	-	0.0%
Total	2,115,234	16,551,025	14,184,776	247	-	-	4,481,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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